UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	04/30
Date of reporting period:	1/31/10

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.9%	Rate (%)	Date	Amount ($)	Value ($)
Arizona--3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.20	10/1/37	2,400,000	1,786,224
City of Phoenix, County of
Maricopa and the County of
Pima Industrial Development
Authorities, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.80	12/1/39	3,625,000	3,817,922
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	5,000,000	5,390,600
Mohave County Industrial
Development Authority,
Correctional Facilities
Contract Revenue (Mohave
Prison, LLC Expansion Project)	8.00	5/1/25	5,000,000	5,684,100
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.63	7/1/38	5,000,000	3,832,800
California--18.0%
Anaheim Public Financing
Authority, Revenue (City of
Anaheim Electric System
Distribution Facilities)	5.25	10/1/34	3,185,000	3,285,327
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/27	3,270,000	3,523,785
California,
Economic Recovery Bonds	5.00	7/1/20	5,000,000	5,409,550

California,
GO (Various Purpose)	5.75	4/1/31	7,725,000	7,784,482
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000	5,355,900
California,
GO (Various Purpose)	6.00	11/1/35	3,000,000	3,064,080
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.50	10/1/38	3,000,000	3,385,290
California Pollution Control
Financing Authority, PCR (San
Diego Gas and Electric
Company) (Insured; National
Public Finance Guarantee Corp.)	5.90	6/1/14	12,710,000	14,354,801
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	6,270,000	5,447,689
Chula Vista,
IDR (San Diego Gas and
Electric Company)	5.88	2/15/34	2,000,000	2,196,460
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	8,300,000	7,632,016
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	5,900,000	4,602,708
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	2,750,000	1,899,507
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.88	6/1/13	2,170,000 a	2,622,987
Golden State Tobacco

Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.90	6/1/13	1,920,000 a	2,322,298
Lincoln Community Facilities
District Number 2003-1,
Special Tax Bonds (Lincoln
Crossing Project) (Prerefunded)	6.00	9/1/13	3,145,000 a	3,740,223
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	5,000,000	5,469,500
Sacramento County,
Airport System Senior Revenue	5.25	7/1/26	5,000,000	5,256,700
Sacramento County,
Airport System Senior Revenue	5.50	7/1/29	1,500,000	1,598,715
San Bernardino Community College
District, GO	6.25	8/1/33	2,000,000	2,239,080
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000	2,613,900
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/28	5,115,000	5,405,890
Colorado--4.7%
Colorado Educational and Cultural
Facilities Authority, LR
(Community Colleges of
Colorado System Headquarters
Project) (Insured; AMBAC)	5.50	12/1/21	1,100,000	1,162,337
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	7.15	10/1/30	30,000	30,695
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	2,170,000	2,298,659
Denver City and County,
Airport Revenue (Insured;
AMBAC)	6.00	11/15/17	5,000,000	5,152,650
Northwest Parkway Public Highway

Authority, Revenue (Insured;
AMBAC) (Prerefunded)	0.00	6/15/11	6,125,000 a,b	2,291,056
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	8,250,000 a	9,130,192
University of Colorado Hospital
Authority, Revenue	5.25	11/15/39	4,810,000	4,745,402
University of Colorado Regents,
University Enterprise Revenue	5.75	6/1/28	1,000,000	1,130,210
Florida--7.2%
Broward County Housing Finance
Authority, MFHR (Pembroke
Villas Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.55	1/1/23	1,000,000	1,007,880
Capital Projects Finance
Authority, Revenue (Capital
Projects Loan Program-AAAE
Airport Projects) (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/14	1,485,000	1,561,804
Capital Projects Finance
Authority, Student Housing
Revenue (Capital Projects Loan
Program-Florida Universities)
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/17	2,520,000	2,521,588
Escambia County Housing Finance
Authority, SFMR (Multi-County
Program) (Collateralized: FNMA
and GNMA)	5.50	10/1/21	1,770,000	1,781,116
Florida Department of Children and
Family Services, COP (South
Florida Evaluation Treatment
Center Project)	5.00	10/1/21	1,000,000	1,038,920
Florida Housing Finance Agency,
Housing Revenue (Brittany of
Rosemont Apartments Project)
(Insured; AMBAC)	7.00	2/1/35	6,000,000	6,007,440
Florida Intergovernmental Finance
Commission, Capital Revenue

(Insured; AMBAC)	5.13	2/1/31	1,500,000	1,505,745
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.25	11/15/36	4,250,000	4,252,040
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group) (Prerefunded)	6.00	11/15/11	2,500,000 a	2,748,875
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas) (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/33	1,285,000	1,248,442
Miami-Dade County,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/1/17	2,595,000	2,781,373
Miami-Dade County Housing Finance
Authority, MFMR (Country Club
Villas II Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.70	7/1/21	400,000	405,468
Orange County Housing Finance
Authority, MFHR (Palm Grove
Gardens) (Collateralized; FNMA)	5.15	1/1/23	1,175,000	1,198,876
Orange County Housing Finance
Authority, MFHR (Seminole
Pointe Apartments)	5.75	12/1/23	2,580,000	2,339,260
Osceola County Industrial
Development Authority, Revenue
(Community Provider Pooled
Loan Program)	7.75	7/1/17	831,000	830,917
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	7.00	7/1/36	215,000 c	107,457
Palm Bay,
Utility System Improvement
Revenue (Insured; National

Public Finance Guarantee Corp.)	0.00	10/1/20	1,845,000 b	1,079,823
Port of Palm Beach District,
Revenue (Insured; XLCA)	0.00	9/1/23	1,000,000 b	435,430
Port Saint Lucie,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	0.00	9/1/33	4,000,000 b	915,480
Seminole Water Control District,
Improvement Bonds (Unit of
Development Number 2)	6.75	8/1/22	1,545,000	1,480,944
Village Center Community
Development District, Utility
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/23	1,000,000	989,550
Winter Park,
Water and Sewer Revenue
(Insured; AMBAC)	5.38	12/1/18	1,730,000	1,884,697
Winter Springs,
Water and Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/20	1,585,000	1,641,711
Georgia--1.1%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/26	3,550,000	3,784,406
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	2,000,000	2,056,740
Illinois--3.2%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.45	9/1/29	1,250,000	1,300,375
Chicago Board of Education,
Unlimited Tax GO (Dedicated
Revenues)	5.25	12/1/25	10,000,000	10,616,300
Illinois Development Finance
Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.75	3/1/10	7,000	7,006
Illinois Development Finance

Authority, Revenue (Community
Rehabilitation Providers
Facilities Acquisition Program)	8.25	8/1/12	216,484	170,187
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.50	6/15/23	5,000,000	5,370,100
Kansas--1.3%
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.55	6/1/38	1,890,000	1,944,848
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/19	2,000,000	2,085,040
Wichita,
HR (Via Christi Health System,
Inc.)	6.25	11/15/20	3,000,000	3,117,000
Kentucky--2.5%
Mount Sterling,
LR (Kentucky League of Cities
Funding Trust Program)	6.10	3/1/18	5,500,000	5,799,805
Paducah Electric Plant Board,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/35	1,000,000	1,033,750
Pendleton County,
Multi-County LR (Kentucky
Association of Counties
Leasing Trust Program)	6.40	3/1/19	6,000,000	7,137,900
Louisiana--1.1%
Louisiana Housing Finance Agency,
SFMR (Home Ownership Program)
(Collateralized: FNMA and GNMA)	6.40	12/1/30	820,000	861,156
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	2,000,000	2,069,900

Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	3,020,000	3,019,638
Maryland--.2%
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.75	6/1/35	1,000,000	1,013,920
Massachusetts--4.3%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.50	11/15/36	3,500,000	3,884,440
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.25	7/1/30	9,485,000	11,246,365
Massachusetts Industrial Finance
Agency, Water Treatment
Revenue
(Massachusetts-American
Hingham Project)	6.95	12/1/35	2,450,000	2,394,826
Massachusetts Water Resources
Authority, General Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	8/1/30	5,500,000	6,296,840
Michigan--6.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.00	7/1/27	3,000,000	3,462,180
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	4,853,950
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/18	1,500,000	1,591,800

Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.50	10/15/19	8,500,000	9,020,200
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,025,000	6,172,657
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3)	6.25	6/1/22	610,000	392,694
Pontiac Tax Increment Finance
Authority, Tax Increment
Revenue (Development Area
Number 3) (Prerefunded)	6.25	6/1/12	2,640,000 a	2,989,853
Romulus Economic Development
Corporation, Limited
Obligation EDR (Romulus HIR
Limited Partnership Project)
(Insured; ITT Lyndon Property
Insurance Company)	7.00	11/1/15	5,000,000	6,287,800
Mississippi--.2%
Mississippi Home Corporation,
SFMR (Collateralized; GNMA)	6.95	12/1/31	1,175,000	1,208,029
Missouri--1.5%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,470,000	2,468,395
Missouri Highways and
Transportation Commission,
Second Lien State Road Revenue	5.25	5/1/22	5,000,000	5,629,450
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.30	9/1/25	70,000	71,487
Nevada--.9%
Clark County,
Airport System Subordinate
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	5.00	7/1/26	2,860,000	2,942,168
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	2,000,000 d	1,992,320
New Jersey--2.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.50	9/1/24	6,300,000	7,127,379
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	5,135,000 a	6,122,615
New Mexico--1.0%
Jicarilla Apache Nation,
Revenue	5.50	9/1/23	5,000,000	5,233,500
New York--5.8%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	9,690,000 e,f	10,383,562
Long Island Power Authority,
Electric System General Revenue	6.00	5/1/33	5,000,000	5,643,000
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	1,000,000	1,006,590
New York State Dormitory
Authority, Revenue (New York
University) (Insured; National
Public Finance Guarantee Corp.)	6.00	7/1/17	3,500,000	4,171,090
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	5,000,000	4,503,300
New York State Dormitory
Authority, Revenue (Rochester

Institute of Technology)
(Insured; AMBAC)	5.25	7/1/24	3,345,000	3,484,854
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	7.50	5/15/13	2,500,000	2,947,125
North Carolina--5.7%
Charlotte,
Water and Sewer System Revenue	5.00	7/1/34	3,000,000	3,207,960
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	7.00	1/1/13	3,080,000	3,316,359
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.00	1/1/26	6,475,000	6,686,473
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Insured; AMBAC)	6.00	1/1/18	7,500,000	8,569,800
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.45	8/15/20	1,000,000	982,380
North Carolina Medical Care
Commission, Revenue (North
Carolina Housing Foundation,
Inc.) (Insured; ACA)	6.63	8/15/30	2,565,000	2,370,060
University of North Carolina Board
of Governors of the University
of North Carolina at Chapel
Hill, General Revenue	5.00	12/1/34	5,850,000	6,079,028
Ohio--3.1%
Cleveland-Cuyahoga County Port
Authority, Senior Special
Assessment/Tax Increment
Revenue (University Heights -
Public Parking Garage Project)	7.35	12/1/31	3,000,000	3,000,450
Cuyahoga County,
Hospital Facilities Revenue
(UHHS/CSAHS-Cuyahoga, Inc. and
CSAHS/UHHS-Canton, Inc.

Project)	7.50	1/1/30	7,000,000	7,080,780
Hamilton County,
Sales Tax Refunding and
Improvement Bonds (Insured;
AMBAC)	0.00	12/1/25	14,865,000 b	6,757,332
Oklahoma--1.6%
McGee Creek Authority,
Water Revenue (Insured;
National Public Finance
Guarantee Corp.)	6.00	1/1/13	4,365,000	4,611,972
Oklahoma Municipal Power
Authority, Power Supply System
Revenue	6.00	1/1/38	4,000,000	4,351,520
Oregon--1.0%
Oregon Department of
Administrative Services,
Lottery Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	4/1/26	4,885,000	5,264,027
Pennsylvania--1.3%
Harrisburg Authority,
University Revenue (The
Harrisburg University of
Science and Technology Project)	6.00	9/1/36	2,000,000	1,808,840
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Pennsylvania
Health System)	6.00	8/15/26	5,000,000	5,579,600
South Carolina--1.0%
South Carolina Public Service
Authority, Revenue Obligations	5.50	1/1/38	5,000,000	5,388,650
Tennessee--1.6%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	5.50	7/1/31	4,955,000	4,957,428
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis

Redbirds Baseball Foundation
Project)	6.50	9/1/28	8,000,000 c	3,726,880
Texas--7.9%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue
(Prerefunded)	6.70	1/1/11	5,000,000 a	5,291,800
Brazos River Authority,
PCR (TXU Electric Company
Project)	8.25	5/1/33	2,000,000 f	1,405,940
Brazos River Authority,
PCR (TXU Energy Company LLC
Project)	5.00	3/1/41	3,000,000	1,387,860
Brazos River Authority,
Revenue (Reliant Energy, Inc.
Project)	5.38	4/1/19	3,250,000	3,251,300
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport, Joint
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.50	11/1/21	3,000,000	3,076,320
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	11,850,000	12,592,165
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	5,510,000	5,586,644
Southwest Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	2/1/25	6,110,000	7,216,277
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	3,500,000	3,519,565
Virginia--.7%
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	3,550,000	3,856,898
Washington--3.8%
FYI Properties,

LR (State of Washington
Department of Information
Services Project)	5.50	6/1/34	2,000,000	2,127,460
Washington,
GO (Various Purpose)	5.00	2/1/28	5,000,000	5,406,800
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 3) (Insured;
National Public Finance
Guarantee Corp.)	7.13	7/1/16	10,425,000	13,113,920
West Virginia--.7%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	2,500,000	2,387,500
West Virginia Hospital Finance
Authority, HR (Charleston Area
Medical Center, Inc.)
(Prerefunded)	6.00	9/1/10	1,440,000 a	1,502,338
Wisconsin--3.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	13,350,000 a	15,189,496
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.50	4/15/29	2,200,000	2,186,910
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,080,680
U.S. Related--2.2%
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/26	3,000,000	2,990,220
Puerto Rico Public Finance
Corporation, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	6.00	8/1/26	2,500,000	3,139,825
Puerto Rico Sales Tax Financing

Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	1,000,000 d	987,600
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	5,000,000	5,164,450
Total Investments (cost $527,364,096)			99.9%	549,546,618
Cash and Receivables (Net)			.1%	343,999
Net Assets			100.0%	549,890,617

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Security issued with a zero coupon. Income is recognized through the accretion of discount.
c	Non-income producing--security in default.
d	Purchased on a delayed delivery basis.
e	Collateral for floating rate borrowings.
f	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities had a total market value of $11,789,502 or 2.1% of net assets.

At January 31, 2010, the aggregate cost of investment securities for income tax purposes was $527,364,096. Net unrealized appreciation on investments was $22,182,522 of which $33,425,032 related to appreciated investment securities and $11,242,510 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company

FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	549,546,618	-	549,546,618

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended January 31, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	March 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)